Lease (Tables)	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Schedule of future lease payments under operating leases
March 31, 2021
2022	$39,191
2023	9,913
2024	-
2025	-
2026	-
Thereafter	-
Total future lease payments	$49,104

Less: Imputed interest	9,452
Total lease liability balance	$39,652